Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (56,715,644)	$ (2,978,581)	$ (53,535,956)	$ 3,975,124
Denominator:
Denominator for basic (loss) earnings per share - Weighted-average Ordinary Shares outstanding during the period (in shares)	60,258,015	45,936,661	60,329,793	44,945,080
Effect of dilutive securities:
- Bao Li Gaming earn out shares (in shares)	0	0	0	241,022
Denominator for diluted (loss) earnings per share (in shares)	60,258,015	45,936,661	60,329,793	45,186,102
Basic (loss) earnings per share (in dollars per share)	$ (0.94)	$ (0.06)	$ (0.89)	$ 0.09
Diluted (loss) earnings per share (in dollars per share)	$ (0.94)	$ (0.06)	$ (0.89)	$ 0.09